Schedule of Investments – IQ Cleaner Transport ETF

January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks — 97.0%
Belgium - 0.5%
Umicore SA	660	$24,823

Canada - 0.2%
Ballard Power Systems, Inc.*	1,974	12,885

China - 12.8%
BYD Co., Ltd., Class H	6,623	207,007
COSCO SHIPPING Holdings Co., Ltd., Class H	77,490	80,075
Flat Glass Group Co., Ltd., Class H(a)	11,753	36,735
Li Auto, Inc.*(a)	1,833	45,642
NIO, Inc.*	4,906	59,215
NXP Semiconductors NV	845	155,742
Xinyi Solar Holdings Ltd.	14,817	19,205
XPeng, Inc.*(a)	1,706	18,152
Zhuzhou CRRC Times Electric Co., Ltd.	6,017	32,009

Total China		653,782

Denmark - 3.3%
AP Moller - Maersk A/S, Class B	33	71,374
Vestas Wind Systems A/S	3,302	95,823

Total Denmark		167,197

Finland - 0.3%
Wartsila OYJ Abp	1,398	13,240

France - 4.3%
Alstom SA	1,215	35,892
Cie Generale des Etablissements Michelin SCA	2,203	69,277
Faurecia SE*	741	14,598
Getlink SE	722	12,177
Legrand SA	828	73,487
Valeo	654	14,195

Total France		219,626

Germany - 12.8%
Bayerische Motoren Werke AG	1,159	117,351
Continental AG	354	24,729
Infineon Technologies AG	4,303	153,820
Knorr-Bremse AG	213	13,917
Mercedes-Benz Group AG	2,249	166,458
Nordex SE*	966	14,572
Siemens AG	1,062	164,818

Total Germany		655,665

Hong Kong - 0.5%
MTR Corp., Ltd.	5,155	27,555

Japan - 10.3%
Aisin Corp.	436	12,673
Central Japan Railway Co.	339	41,292
Denso Corp.	908	48,680
East Japan Railway Co.	747	41,588
Honda Motor Co., Ltd.	3,580	88,285
Koito Manufacturing Co., Ltd.	744	12,472
Panasonic Holdings Corp.	5,255	48,491
Shimano, Inc.	180	31,821
Sumitomo Electric Industries Ltd.	1,565	18,707
TDK Corp.	702	24,858
Toyota Motor Corp.	9,893	144,274
Yamaha Motor Co., Ltd.	690	16,899

Total Japan		530,040

Portugal - 0.8%
EDP - Energias de Portugal SA	8,603	42,587

Singapore - 2.0%
STMicroelectronics NV	2,160	101,130

South Korea - 1.8%
Samsung SDI Co., Ltd.	168	93,424

Spain - 3.6%
EDP Renovaveis SA	788	17,069
Iberdrola SA	13,107	152,953
Solaria Energia y Medio Ambiente SA*	674	13,751

Total Spain		183,773

Sweden - 2.7%
Thule Group AB	509	12,110
Volvo AB, B Shares	6,409	126,622

Total Sweden		138,732

Switzerland - 0.5%
Landis+Gyr Group AG*	172	12,599
Stadler Rail AG	354	13,455

Total Switzerland		26,054

Taiwan - 2.4%
Compal Electronics, Inc.	17,247	12,982
Delta Electronics, Inc.	6,320	60,832
Evergreen Marine Corp Taiwan Ltd.	5,321	26,937
Giant Manufacturing Co., Ltd.	1,555	10,617
Taiwan High Speed Rail Corp.	13,049	12,691

Total Taiwan		124,059

United States - 38.2%
Alphabet, Inc., Class A*	1,498	148,062
Apple, Inc.	986	142,270
Aptiv PLC*	888	100,424
Array Technologies, Inc.*	519	11,537
Bloom Energy Corp., Class A*	546	13,612
BorgWarner, Inc.	766	36,216
Brookfield Renewable Corp., Class A	565	17,809
CSX Corp.	4,558	140,933
Eaton Corp. PLC	879	142,583
Edison International	1,255	86,469
Enphase Energy, Inc.*	441	97,629
First Solar, Inc.*	333	59,141
FuelCell Energy, Inc.*	3,466	12,686
Intel Corp.	4,975	140,594
Itron, Inc.*	226	12,988
Lear Corp.	194	28,281
NVIDIA Corp.	897	175,247
Plug Power, Inc.*(a)	1,717	29,223

Schedule of Investments – IQ Cleaner Transport ETF (continued)

January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Schneider Electric SE	986	$158,827
SolarEdge Technologies, Inc.*	182	58,082
Tesla, Inc.*	794	137,537
Texas Instruments, Inc.	824	146,021
Westinghouse Air Brake Technologies Corp.	573	59,483

Total United States		1,955,654

Total Common Stocks
(Cost $5,538,121)		4,970,226
Preferred Stock — 2.8%
Germany - 2.8%
Volkswagen AG, 20.32%
(Cost $203,912)	1,027	141,585

Short-Term Investments — 2.0%

Money Market Funds — 2.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(b)(c)	98,850	98,850
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%(b)	2,025	2,025
Total Short-Term Investments
(Cost $100,875)		100,875

Total Investments — 101.8%
(Cost $5,842,908)		5,212,686
Other Assets and Liabilities, Net — (1.8)%		(90,370)
Net Assets — 100.0%		$5,122,316

		% of
Industry	Value	Net Assets
Consumer Discretionary	$1,625,697	31.8%
Information Technology	1,503,299	29.3
Industrials	1,479,293	28.9
Utilities	330,638	6.4
Communication Services	148,062	2.9
Money Market Funds	100,875	2.0
Materials	24,822	0.5
Total Investments	$5,212,686	101.8%
Other Assets and Liabilities, Net	(90,370)	(1 .8)
Total Net Assets	$5,122,316	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $126,025; total market value of collateral held by the Fund was $125,806. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $26,956.
(b)	Reflects the 1-day yield at January 31, 2023.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments – IQ Cleaner Transport ETF (continued)

January 31, 2023 (Unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$4,970,226	$–	$–	$4,970,226
Preferred Stock	141,585	–	–	141,585
Short-Term Investments:
Money Market Funds	100,875	–	–	100,875
Total Investments in Securities	$5,212,686	$–	$–	$5,212,686

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended January 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.